Eaton Vance

Risk-Managed Diversified Equity Income Fund

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Banks — 5.3%
Bank of America Corp.(1)	562,775	$13,557,250
JPMorgan Chase & Co.(1)	145,362	13,994,000
PNC Financial Services Group, Inc. (The)(1)	48,010	5,276,779

		$32,828,029

Beverages — 1.5%
PepsiCo, Inc.(1)	69,347	$9,611,494

		$9,611,494

Biotechnology — 2.2%
Vertex Pharmaceuticals, Inc.(1)(2)	49,343	$13,427,217

		$13,427,217

Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The)(1)	42,675	$8,576,395

		$8,576,395

Commercial Services & Supplies — 1.4%
Waste Management, Inc.(1)	76,015	$8,602,618

		$8,602,618

Communications Equipment — 1.2%
Cisco Systems, Inc.(1)	193,371	$7,616,884

		$7,616,884

Consumer Finance — 1.5%
American Express Co.(1)	92,017	$9,224,704

		$9,224,704

Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.(1)	282,722	$16,819,132

		$16,819,132

Electric Utilities — 1.8%
NextEra Energy, Inc.(1)	40,008	$11,104,620

		$11,104,620

Electrical Equipment — 1.9%
Eaton Corp. PLC(1)	118,690	$12,109,941

		$12,109,941

Security	Shares	Value
Entertainment — 2.1%
Live Nation Entertainment, Inc.(1)(2)	118,690	$6,395,017
Netflix, Inc.(1)(2)	13,336	6,668,400

		$13,063,417

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.(1)	28,005	$6,769,649
AvalonBay Communities, Inc.(1)	22,672	3,385,836
EastGroup Properties, Inc.(1)	38,675	5,001,838

		$15,157,323

Food & Staples Retailing — 2.4%
Walmart, Inc.(1)	108,021	$15,113,218

		$15,113,218

Food Products — 1.6%
Mondelez International, Inc., Class A(1)	173,367	$9,959,934

		$9,959,934

Health Care Equipment & Supplies — 6.5%
Abbott Laboratories(1)	148,028	$16,109,887
Boston Scientific Corp.(1)(2)	180,035	6,879,138
Danaher Corp.(1)	80,016	17,229,845

		$40,218,870

Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.(1)	40,008	$12,473,294

		$12,473,294

Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.(1)	86,684	$7,447,889

		$7,447,889

Household Durables — 1.2%
D.R. Horton, Inc.(1)	96,019	$7,261,917

		$7,261,917

Household Products — 2.4%
Procter & Gamble Co. (The)(1)	109,355	$15,199,251

		$15,199,251

Insurance — 2.0%
Progressive Corp. (The)(1)	133,360	$12,625,191

		$12,625,191

Interactive Media & Services — 4.7%
Alphabet, Inc., Class C(1)(2)	10,668	$15,677,693
Facebook, Inc., Class A(1)(2)	52,011	13,621,681

		$29,299,374

Security	Shares	Value
Internet & Direct Marketing Retail — 6.1%
Amazon.com, Inc.(1)(2)	12,002	$37,791,057

		$37,791,057

IT Services — 7.2%
Accenture PLC, Class A(1)	62,678	$14,164,601
Fidelity National Information Services, Inc.(1)	57,345	8,441,757
GoDaddy, Inc., Class A(1)(2)	82,683	6,281,428
Visa, Inc., Class A(1)	81,350	16,267,560

		$45,155,346

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.(1)	17,337	$7,654,632

		$7,654,632

Machinery — 2.0%
Caterpillar, Inc.(1)	34,674	$5,171,627
PACCAR, Inc.(1)	84,017	7,164,970

		$12,336,597

Metals & Mining — 2.4%
Franco-Nevada Corp.(1)	58,679	$8,190,415
Rio Tinto PLC ADR(1)	110,689	6,684,508

		$14,874,923

Multi-Utilities — 1.6%
CMS Energy Corp.(1)	57,345	$3,521,556
Sempra Energy(1)	52,011	6,156,022

		$9,677,578

Oil, Gas & Consumable Fuels — 2.0%
Chevron Corp.(1)	70,681	$5,089,032
ConocoPhillips(1)	78,682	2,583,917
EOG Resources, Inc.(1)	70,681	2,540,275
Phillips 66(1)	42,675	2,212,272

		$12,425,496

Pharmaceuticals — 3.3%
Sanofi	89,351	$8,954,026
Zoetis, Inc.(1)	70,681	11,688,517

		$20,642,543

Road & Rail — 1.9%
CSX Corp.(1)	154,697	$12,015,316

		$12,015,316

Semiconductors & Semiconductor Equipment — 2.1%
Texas Instruments, Inc.(1)	90,685	$12,948,911

		$12,948,911

Security	Shares	Value
Software — 8.7%
Intuit, Inc.(1)	33,340	$10,875,842
Microsoft Corp.(1)	206,707	43,476,683

		$54,352,525

Specialty Retail — 3.2%
Best Buy Co., Inc.(1)	54,678	$6,085,115
Lowe’s Cos., Inc.(1)	85,350	14,156,151

		$20,241,266

Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.(1)	353,401	$40,927,370

		$40,927,370

Textiles, Apparel & Luxury Goods — 2.0%
NIKE, Inc., Class B(1)	101,354	$12,723,981

		$12,723,981

Total Common Stocks (identified cost $425,031,759)		$621,508,253

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(3)	5,481,747	$5,481,747

Total Short-Term Investments (identified cost $5,481,747)		$5,481,747

Total Purchased Put Options — 0.3% (identified cost $5,828,660)		$2,097,613

Total Investments — 100.9% (identified cost $436,342,166)		$629,087,613

Total Written Call Options — (0.8)% (premiums received $6,054,605)		$(4,850,174)

Other Assets, Less Liabilities — (0.1)%		$(417,697)

Net Assets — 100.0%		$623,819,742

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Purchased Put Options — 0.3%

Exchange-Traded Options — 0.3%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	149	$50,108,700	$3,125	10/2/20	$7,078
S&P 500 Index	151	50,781,300	3,125	10/5/20	14,722
S&P 500 Index	149	50,108,700	3,150	10/7/20	46,190
S&P 500 Index	149	50,108,700	3,125	10/9/20	66,305
S&P 500 Index	148	49,772,400	3,200	10/12/20	193,880
S&P 500 Index	149	50,108,700	3,200	10/14/20	260,750
S&P 500 Index	151	50,781,300	3,100	10/16/20	160,815
S&P 500 Index	151	50,781,300	3,050	10/19/20	129,860
S&P 500 Index	149	50,108,700	3,100	10/21/20	223,500
S&P 500 Index	150	50,445,000	3,050	10/23/20	195,000
S&P 500 Index	148	49,772,400	3,140	10/26/20	362,600
S&P 500 Index	146	49,099,800	3,175	10/28/20	436,913

Total					$2,097,613

Written Call Options — (0.8)%

Exchange-Traded Options — (0.8)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	149	$50,108,700	$3,490	10/2/20	$(8,567)
S&P 500 Index	151	50,781,300	3,490	10/5/20	(22,273)
S&P 500 Index	149	50,108,700	3,480	10/7/20	(67,795)
S&P 500 Index	149	50,108,700	3,465	10/9/20	(149,745)
S&P 500 Index	148	49,772,400	3,490	10/12/20	(116,920)
S&P 500 Index	149	50,108,700	3,525	10/14/20	(96,105)
S&P 500 Index	151	50,781,300	3,425	10/16/20	(481,690)
S&P 500 Index	151	50,781,300	3,350	10/19/20	(1,081,160)
S&P 500 Index	149	50,108,700	3,400	10/21/20	(731,590)
S&P 500 Index	150	50,445,000	3,360	10/23/20	(1,113,750)
S&P 500 Index	148	49,772,400	3,450	10/26/20	(514,300)
S&P 500 Index	146	49,099,800	3,475	10/28/20	(466,279)

Total					$(4,850,174)

Abbreviations:

ADR	-	American Depositary Receipt

At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

At September 30, 2020, the value of the Fund’s investment in affiliated funds was $5,481,747, which represents 0.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,947,208	$210,240,407	$(207,687,958)	$(17,910)	$—	$5,481,747	$42,077	5,481,747

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$59,181,923	$—		$—	$59,181,923
Consumer Discretionary	85,466,110	—		—	85,466,110
Consumer Staples	49,883,897	—		—	49,883,897
Energy	12,425,496	—		—	12,425,496
Financials	63,254,319	—		—	63,254,319
Health Care	85,462,530	8,954,026		—	94,416,556
Industrials	45,064,472	—		—	45,064,472
Information Technology	161,001,036	—		—	161,001,036
Materials	14,874,923	—		—	14,874,923
Real Estate	15,157,323	—		—	15,157,323
Utilities	20,782,198	—		—	20,782,198
Total Common Stocks	$612,554,227	$8,954,026	*	$—	$621,508,253
Short-Term Investments	$—	$5,481,747		$—	$5,481,747
Purchased Put Options	2,097,613	—		—	2,097,613
Total Investments	$614,651,840	$14,435,773		$—	$629,087,613

Liability Description
Written Call Options	$(4,850,174)	$—		$—	$(4,850,174)
Total	$(4,850,174)	$—		$—	$(4,850,174)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.